ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued interest	$ 6,650	$ 2,269
Accrued claims	3,441	3,454
Other accrued expenses	5,082	4,937
Accrued Liabilities, Current, Total	$ 15,173	$ 10,660